EQUITY (Share capital Narrative) (Details) - shares	Dec. 31, 2023	Jan. 01, 2023
Disclosure of classes of share capital [line items]
Shares issued (in shares)	169,986,477	179,709,339
Shares outstanding (in shares)	169,986,477	179,709,339
Number of shares in entity held by entity or by its subsidiaries or associates	8,245	8,129
Entity Common Stock, Shares Outstanding	169,986,477
First Preference Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0
Second Preferences Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued (in shares)	0	0